Common Stock Options (Details Narrative) - USD ($)										6 Months Ended		12 Months Ended
	Jul. 26, 2021	May 28, 2021	May 25, 2021	Jan. 02, 2021	Dec. 31, 2020	Jul. 02, 2020	Jun. 03, 2020	May 31, 2020	Feb. 12, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense											$ 107,796	$ 133,755	$ 3,578,500
Unamortized debt issuance expense												255,026
Stock option, call option, price per share														$ 0.1023
Stock option, call option value														$ 358,017
Shares issued for options exercised, shares	60,000
Options outstanding	125,000
Shares issued price per share	$ 0.13
Board of Directors [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock sold for cash, shares									10,000,000
Officers Directors and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense										82,260	$ 654,579
Unamortized debt issuance expense										$ 220,421
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												171,949
Unamortized debt issuance expense												171,949
Number of options awarded during period, shares		1,000,000
Options exercise price, per share		$ 0.1782
Options exercisable period		10 years
Stock option, volatility rate		183.00%
Stock option, call option, price per share		$ 0.1719
Stock option, call option value		$ 171,949
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares		500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares		500,000
Vahe Gabriel [Member] | 2019 Stock Incentive Plan [Member] | Vesting Two Quarters [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares		250,000
Three Advisory Board Members [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												20,493
Unamortized debt issuance expense												49,776
Number of options awarded during period, shares			425,000
Options exercise price, per share			$ 0.17
Options exercisable period			10 years
Stock option, volatility rate			183.00%
Stock option, call option, price per share			$ 0.1653
Stock option, call option value			$ 70,269
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												410,853	1,206,933
Unamortized debt issuance expense												234,771
Number of options awarded during period, shares				5,500,000			5,500,000
Options exercise price, per share				$ 0.13			$ 0.55
Options exercisable period				10 years			10 years
Stock option, volatility rate				192.00%			301.00%
Stock option, call option, price per share				$ 0.1174			$ 0.5499
Stock option, call option value				$ 645,624			$ 3,024,689
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares				2,750,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares				2,750,000			1,500,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Eleven Quarters [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares				250,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | 120 Days Following Issuance of Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares							1,000,000
Chief Executive Officer, Isiah L. Thomas III [Member] | 2019 Stock Incentive Plan [Member] | Vesting Quarterly Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares							3,000,000
Dr Ken Perego [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense													102,056
Number of options awarded during period, shares								350,000
Options exercise price, per share								$ 0.56
Options exercisable period								2 years
Stock option, volatility rate								302.00%
Stock option, call option, price per share								$ 0.5599
Stock option, call option value								$ 195,959
Dr Ken Perego [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								116,667
Dr Ken Perego [Member] | Vesting Quarterly Over Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								233,333
Dr Ken Perego [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												40,943
Unamortized debt issuance expense												40,943
Number of options awarded during period, shares				350,000
Options exercise price, per share				$ 0.13
Options exercisable period				10 years
Stock option, volatility rate				192.00%
Stock option, call option, price per share				$ 0.1170
Stock option, call option value				$ 40,943
Bruce Raben [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense													102,056
Number of options awarded during period, shares								350,000
Options exercise price, per share								$ 0.56
Options exercisable period								2 years
Stock option, volatility rate								302.00%
Stock option, call option, price per share								$ 0.5599
Stock option, call option value								$ 195,959
Bruce Raben [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								116,667
Bruce Raben [Member] | Vesting Quarterly Over Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								233,333
Bruce Raben [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												55,565
Unamortized debt issuance expense												55,565
Number of options awarded during period, shares				475,000
Options exercise price, per share				$ 0.13
Options exercisable period				10 years
Stock option, volatility rate				192.00%
Stock option, call option, price per share				$ 0.1170
Stock option, call option value				$ 55,565
Seven Consultants and Employees [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized debt issuance expense												215,475
Number of options awarded during period, shares				1,842,000
Options exercise price, per share				$ 0.13
Options exercisable period				10 years
Stock option, volatility rate				192.00%
Stock option, call option, price per share				$ 0.1170
Stock option, call option value				$ 215,475
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense													$ 47,476
Unamortized debt issuance expense												29,245
Number of options awarded during period, shares					250,000	125,000
Options exercise price, per share					$ 0.13	$ 0.38							$ 0.13
Options exercisable period						10 years
Stock option, volatility rate					192.00%	303.00%
Stock option, call option, price per share					$ 0.1170	$ 0.3798							$ 0.1170
Stock option, call option value					$ 29,245	$ 47,476							$ 29,245
Consultant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense													$ 63,326
Unamortized debt issuance expense												14,622
Number of options awarded during period, shares					125,000	1,000,000
Options exercise price, per share					$ 0.13	$ 0.38							$ 0.13
Options exercisable period						10 years
Stock option, volatility rate					192.00%	303.00%
Stock option, call option, price per share					$ 0.1170	$ 0.38							$ 0.1170
Stock option, call option value					$ 14,622	$ 379,958							$ 14,622
Consultant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized debt issuance expense												5,849
Number of options awarded during period, shares					50,000
Options exercise price, per share					$ 0.13								$ 0.13
Stock option, volatility rate					192.00%
Stock option, call option, price per share					$ 0.1170								$ 0.1170
Stock option, call option value					$ 5,849								$ 5,849
Consultant for Advisory Board Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												23,742	23,742
Number of options awarded during period, shares						125,000
Options exercise price, per share						$ 0.38
Options exercisable period						10 years
Stock option, volatility rate						303.00%
Stock option, call option, price per share						$ 0.3799
Stock option, call option value						$ 47,482
Six Consultants and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense													458,058
Number of options awarded during period, shares								1,900,000
Options exercise price, per share								$ 0.56
Stock option, volatility rate								302.00%
Stock option, call option, price per share								$ 0.5599
Stock option, call option value								$ 1,063,879
Six Consultants and Employees [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								633,333
Six Consultants and Employees [Member] | Vesting Quarterly Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								1,266,667
Two Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												12,100	$ 25,760
Unamortized debt issuance expense												$ 18,134
Number of options awarded during period, shares								100,000
Options exercise price, per share								$ 0.56
Stock option, volatility rate								302.00%
Stock option, call option, price per share								$ 0.5599
Stock option, call option value								$ 55,994
Two Consultants [Member] | Vesting Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								33,333
Two Consultants [Member] | Vesting Quarterly Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested during period, shares								66,667